Transactions with Related Parties, Technical Management Agreement - 20F (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / Vessel	Dec. 31, 2013 USD ($) $ / Vessel
Technical Management Agreement [Abstract]
Fixed daily fee per vessel | $ / Vessel		0.45	0.45
Management fees | $	$ 0	$ 122	$ 743